NET REVENUE - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of revenues
Net revenues	$ 259,759	¥ 1,785,970	¥ 959,486	¥ 873,837
Product
Disaggregation of revenues
Net revenues		1,770,227	949,217	870,361
B2C segment
Disaggregation of revenues
Net revenues		847,476	862,327	870,361
B2B segment
Disaggregation of revenues
Net revenues		922,751	86,890
Service
Disaggregation of revenues
Net revenues		15,743	10,269	3,476
MP Service
Disaggregation of revenues
Net revenues		12,375	8,767	2,472
Other Services
Disaggregation of revenues
Net revenues		¥ 3,368	¥ 1,502	¥ 1,004